PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment, net
Gross	$ 1,154,363,684	$ 902,979,292
Less: Accumulated depreciation	(294,156,922)	(185,542,927)
Total	860,206,762	717,436,365
Construction in progress	33,133,243	202,290,269
Property, plant and equipment, net	893,340,005	919,726,634
Depreciation of property, plant and equipment	110,221,637	69,837,152	52,279,855
Total carrying amount of pledged property, plant and equipment to secure bank borrowings	564,244,909	360,873,347
Buildings
Property and equipment, net
Gross	169,769,630	112,360,504
Plant and machinery
Property and equipment, net
Gross	886,430,211	708,782,109
Motor vehicles
Property and equipment, net
Gross	3,414,460	2,530,905
Electronic equipment, furniture and fixtures
Property and equipment, net
Gross	$ 94,749,383	$ 79,305,774